Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 1,449,593	$ 818,378
Trade and other receivables	122,698	51,928
Other current financial assets	861	448
Current income tax recoverable	3,219	3,116
Prepaid expenses and other current assets	41,064	19,745
Total current assets	1,617,435	893,615
Satellites, property and other equipment	1,431,775	1,318,526
Deferred tax assets	46,187	79,912
Other long-term financial assets	16,348	53,425
Long-term income tax recoverable	12,277	8,418
Other long-term assets	31,254	1,504
Intangible assets	764,078	779,190
Goodwill	2,446,603	2,446,603
Total assets	6,365,957	5,581,193
Liabilities
Trade and other payables	54,628	30,091
Other current financial liabilities	36,647	35,880
Income taxes payable	5,622	7,326
Other current liabilities	85,058	88,829
Current indebtedness
Total current liabilities	181,955	162,126
Long-term indebtedness	3,792,597	3,187,152
Deferred tax liabilities	296,318	325,893
Other long-term financial liabilities	23,835	35,499
Other long-term liabilities	371,453	410,587
Total liabilities	4,666,158	4,121,257
Shareholders’ equity
Share capital	42,841	155,698
Accumulated earnings	350,876	1,266,514
Reserves	22,807	37,724
Total Telesat Corporation/Telesat Canada shareholders’ equity	416,524	1,459,936
Non-controlling interest	1,283,275
Total shareholders’ equity	1,699,799	1,459,936
Total liabilities and shareholders’ equity	$ 6,365,957	$ 5,581,193